Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt
Summary of carrying and fair values of debt facilities

	As of
	March 31, 2013		December 31, 2012
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013 (1)	$500,000	$513,350	$500,000	$521,875
6 5/8% Senior Notes due 2014	1,000,000	1,063,750	1,000,000	1,078,500
7 3/4% Senior Notes due 2015	750,000	815,385	750,000	844,725
7 1/8% Senior Notes due 2016	1,500,000	1,668,750	1,500,000	1,683,750
4 5/8% Senior Notes due 2017	900,000	933,750	900,000	940,500
7 7/8% Senior Notes due 2019	1,400,000	1,664,250	1,400,000	1,669,500
6 3/4% Senior Notes due 2021	2,000,000	2,220,000	2,000,000	2,280,000
5 7/8% Senior Notes due 2022	2,000,000	2,102,000	2,000,000	2,150,000
5 % Senior Notes due 2023	1,500,000	1,485,000	1,500,000	1,548,750
Mortgages and other notes payable	65,082	65,082	65,427	65,427
Subtotal	11,615,082	$12,531,317	11,615,427	$12,783,027
Capital lease obligations (2)	240,334	NA	248,304	NA
Total long-term debt and capital lease obligations (including current portion)	$11,855,416		$11,863,731

(1)         Our 7% Senior Notes with an aggregate principal balance of $500 million mature on October 1, 2013.

(2)         Disclosure regarding fair value of capital leases is not required.

	As of December 31,
	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013 (1)	500,000	521,875	500,000	535,000
6 5/8% Senior Notes due 2014	1,000,000	1,078,500	1,000,000	1,060,000
7 3/4% Senior Notes due 2015	750,000	844,725	750,000	817,500
7 1/8% Senior Notes due 2016	1,500,000	1,683,750	1,500,000	1,593,750
4 5/8% Senior Notes due 2017	900,000	940,500	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,669,500	1,400,000	1,589,000
6 3/4% Senior Notes due 2021	2,000,000	2,280,000	2,000,000	2,140,000
5 7/8% Senior Notes due 2022	2,000,000	2,150,000	—	—
5 % Senior Notes due 2023	1,500,000	1,548,750	—	—
Mortgages and other notes payable	65,427	65,427	71,871	71,871
Subtotal	11,615,427	$12,783,027	7,221,871	$7,807,121
Capital lease obligations (2)	248,304	NA	270,893	NA
Total long-term debt and capital lease obligations (including current portion)	$11,863,731		$7,492,764

(1)         Our 7% Senior Notes with an aggregate principal balance of $500 million mature on October 1, 2013 and have been reclassified to “Current portion of long-term debt and capital lease obligations” on our Consolidated Balance Sheets as of December 31, 2012.

(2)         Disclosure regarding fair value of capital leases is not required.